Nuveen Floating Rate Income Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 157.6%  (85.1% of Total Investments)
X 783,457,082 VARIABLE RATE SENIOR LOAN INTERESTS - 135.8% (85.1% of Total Investments) (2)
X 783,457,082
Aerospace & Defense - 2.4% (1.5% of Total Investments)
$ 1,828 Maxar Technologies Ltd., Term
Loan B
3.520% 3-Month LIBOR 2.750% 10/05/24 B $ 1,816,648
5,399 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
7.750% 1-Month LIBOR 6.750% 7/31/23 B- 5,408,063
1,495 Sequa Mezzanine Holdings
L.L.C., Term Loan, Second Lien,
(cash 5.000%, PIK 6.750%)
11.750% 1-Month LIBOR 10.750% 7/31/24 CCC- 1,490,207
1,440 TransDigm, Inc., Term Loan E 3.014% 1-Month LIBOR 2.250% 5/30/25 Ba3 1,415,169
1,726 TransDigm, Inc., Term Loan F 3.014% 1-Month LIBOR 2.250% 12/09/25 Ba3 1,695,129
2,194 TransDigm, Inc., Term Loan G 3.014% 1-Month LIBOR 2.250% 8/22/24 Ba3 2,164,446
14,082 Total Aerospace & Defense 13,989,662
Airlines - 2.0% (1.3% of Total Investments)
2,304 AAdvantage Loyalty IP Ltd.,
Term Loan
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 2,348,618
419 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 415,560
1,542 American Airlines, Inc., Term
Loan, First Lien
2.499% 1-Month LIBOR 1.750% 1/29/27 Ba3 1,482,357
1,701 Kestrel Bidco Inc., Term Loan B 4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 1,649,188
2,675 SkyMiles IP Ltd., Term Loan B 4.813% 3-Month LIBOR 3.750% 10/20/27 Baa1 2,767,876
2,970 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 2,952,789
11,611 Total Airlines 11,616,388
Auto Components - 1.1% (0.7% of Total Investments)
819 Adient US LLC, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/08/28 BB+ 814,417
2,958 Clarios Global LP, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/30/26 B1 2,916,946
141 DexKo Global Inc., Term Loan 3.750% 3-Month LIBOR 3.750% 10/04/28 B1 137,585
739 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 722,320
1,797 Superior Industries
International, Inc., Term Loan B,
First Lien
4.764% 1-Month LIBOR 4.000% 5/23/24 Ba3 1,771,597
6,454 Total Auto Components 6,362,865
Beverages - 1.5% (0.9% of Total Investments)
1,541 Arterra Wines Canada, Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 11/25/27 B1 1,528,630
1,174 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 1,105,609
2,250 Naked Juice LLC, Term Loan 4.001% 2-Month LIBOR 3.250% 1/20/29 Ba3 2,210,625
123 Naked Juice LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD Ba3 120,580
537 Naked Juice LLC, Term Loan,
Second Lien
6.651% SOFR90A 6.000% 1/20/30 B3 535,926
2,959 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 2,881,237
8,584 Total Beverages 8,382,607
Biotechnology - 0.6% (0.4% of Total Investments)
3,511 Grifols Worldwide Operations
USA, Inc., Term Loan B
2.764% 1-Month LIBOR 2.000% 11/15/27 BB+ 3,436,159
3,511 Total Biotechnology 3,436,159

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Building Products - 2.1% (1.3% of Total Investments)
$ 4,301 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ $ 4,226,615
2,266 Cornerstone Building Brands,
Inc., Term Loan B
3.804% 3-Month LIBOR 3.250% 4/12/28 B+ 2,135,329
750 Griffon Corporation, Term
Loan B
3.267% SOFR90A 2.750% 1/19/29 BB 744,750
3,202 Quikrete Holdings, Inc., Term
Loan, First Lien
3.389% 1-Month LIBOR 2.625% 1/31/27 BB- 3,122,494
921 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 919,034
678 Zurn Holdings, Inc., Term Loan
B
3.014% 1-Month LIBOR 2.250% 10/04/28 BB 677,215
12,118 Total Building Products 11,825,437
Capital Markets - 0.7% (0.4% of Total Investments)
4,168 Astra Acquisition Corp., Term
Loan, First Lien
6.014% 1-Month LIBOR 5.250% 10/22/28 BB- 4,021,752
Chemicals - 1.3% (0.8% of Total Investments)
802 ASP Unifrax Holdings Inc, Term
Loan B
4.756% 3-Month LIBOR 3.750% 12/14/25 BB 779,769
2,077 Atotech B.V., Term Loan B 3.264% 1-Month LIBOR 2.500% 3/18/28 B+ 2,063,482
1,175 Diamond (BC) B.V., Term Loan
B
3.514% 1-Month LIBOR 2.750% 9/29/28 Ba3 1,137,600
1,025 INEOS Styrolution US Holding
LLC, Term Loan B
3.514% 1-Month LIBOR 2.750% 1/29/26 BB+ 1,015,632
1,166 Ineos US Finance LLC, Term
Loan B
2.764% 1-Month LIBOR 2.000% 3/31/24 BBB- 1,161,988
250 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 249,064
1,114 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 1,051,330
7,609 Total Chemicals 7,458,865
Commercial Services & Supplies - 3.7% (2.3% of Total Investments)
1,720 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 1,713,120
698 Anticimex International AB,
Term Loan B1
4.008% 3-Month LIBOR 3.500% 11/16/28 B 691,271
1,322 Clean Harbors Inc., Term Loan
B
2.764% 1-Month LIBOR 2.000% 10/08/28 BBB- 1,318,879
1,391 Covanta Holding Corporation,
Term Loan B
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 1,386,153
104 Covanta Holding Corporation,
Term Loan C
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 103,832
1,058 Garda World Security
Corporation, Term Loan B
4.920% 1-Month LIBOR 4.250% 10/30/26 BB+ 1,050,277
2,362 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 2,360,169
995 Herman Miller, Inc, Term Loan B 2.750% 1-Month LIBOR 2.000% 7/19/28 BBB- 983,309
5,283 Intrado Corporation, Term Loan 5.000% 1 + 3-Month
LIBOR
4.000% 10/10/24 B2 4,960,621
410 KAR Auction Services, Inc.,
Term Loan B6
3.063% 1-Month LIBOR 2.250% 9/19/26 Ba3 408,204
247 Pitney Bowes Inc., Term Loan B 4.764% 1-Month LIBOR 4.000% 3/19/28 BBB- 243,750
1,846 Prime Security Services
Borrower, LLC, Term Loan
3.500% 3 + 6-Month
LIBOR
2.750% 9/23/26 BB- 1,826,309
2,384 Vertical US Newco Inc, Term
Loan B
4.019% 1 + 6-Month
LIBOR
3.500% 7/31/27 B+ 2,363,762
818 West Corporation, Term Loan
B1
4.500% 1-Month LIBOR 3.500% 10/10/24 B2 759,377

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 1,223 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ $ 1,211,406
21,861 Total Commercial Services & Supplies 21,380,439
Communications Equipment - 2.2% (1.4% of Total Investments)
1,976 CommScope, Inc., Term Loan B 4.014% 1-Month LIBOR 3.250% 4/04/26 Ba3 1,906,183
2,977 Delta TopCo, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 12/01/27 B2 2,942,395
3,138 MLN US HoldCo LLC, Term
Loan, First Lien
4.952% 1-Month LIBOR 4.500% 11/30/25 B3 3,010,606
2,012 Plantronics Inc, Term Loan B 3.264% 1-Month LIBOR 2.500% 7/02/25 Ba2 1,998,404
2,444 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 1,924,446
750 ViaSat, Inc., Term Loan 5.000% SOFR30A 4.500% 3/04/29 Ba3 747,499
13,297 Total Communications Equipment 12,529,533
Construction & Engineering - 1.0% (0.6% of Total Investments)
744 AECOM, Term Loan B 2.514% 1-Month LIBOR 1.750% 4/13/28 BBB- 745,119
1,164 Aegion Corporation, Term Loan 5.500% 3-Month LIBOR 4.750% 5/17/28 B 1,156,146
808 Brand Energy & Infrastructure
Services, Inc., Term Loan
5.256% 3-Month LIBOR 4.250% 6/21/24 B- 769,601
1,329 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 1,315,597
995 Osmose Utilities Services, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 6/22/28 B 982,876
540 Pike Corporation, Term Loan B 3.764% 1-Month LIBOR 3.000% 1/21/28 Ba3 538,149
5,580 Total Construction & Engineering 5,507,488
Consumer Finance - 0.7% (0.4% of Total Investments)
4,027 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.514% 1-Month LIBOR 1.750% 4/30/28 BB+ 3,959,285
Containers & Packaging - 1.8% (1.1% of Total Investments)
2,640 Berry Global, Inc., Term Loan Z 2.238% 1-Month LIBOR 1.750% 7/01/26 BBB- 2,604,054
1,555 Charter NEX US, Inc., Term
Loan
4.514% 1-Month LIBOR 3.750% 12/01/27 N/R 1,549,620
1,000 Clydesdale Acquisition
Holdings Inc, Term Loan B
4.783% 3-Month LIBOR 4.250% 3/30/29 B 988,190
131 Klockner-Pentaplast of America,
Inc., Term Loan B, (DD1)
5.554% 6-Month LIBOR 4.750% 2/09/26 B 117,574
1,443 Reynolds Group Holdings Inc. ,
Term Loan B
4.264% 1-Month LIBOR 3.500% 9/24/28 B+ 1,410,115
764 Reynolds Group Holdings Inc. ,
Term Loan B2
4.014% 1-Month LIBOR 3.250% 2/05/26 B+ 744,312
3,194 TricorBraun Holdings, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 3/03/28 B2 3,131,984
10,727 Total Containers & Packaging 10,545,849
Diversified Consumer Services - 0.4% (0.2% of Total Investments)
834 GT Polaris, Inc., Term Loan 4.989% 3-Month LIBOR 3.750% 9/24/27 BB- 828,463
1,485 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 1,480,731
2,319 Total Diversified Consumer Services 2,309,194

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services - 1.5% (1.0% of Total Investments)
$ 412 Avaya, Inc., Term Loan B2 4.554% 1-Month LIBOR 4.000% 12/15/27 N/R $ 406,740
2,279 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 2,259,535
4,317 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 4,237,881
1,954 Trans Union, LLC, Term Loan B6 3.014% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,936,280
8,962 Total Diversified Financial Services 8,840,436
Diversified Telecommunication Services - 3.5% (2.2% of Total Investments)
1,765 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B 1,750,415
5,851 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 5,820,007
6,516 CenturyLink, Inc., Term Loan B 3.014% 1-Month LIBOR 2.250% 3/15/27 BBB- 6,248,936
1,107 Cincinnati Bell, Inc., Term Loan
B2
4.051% SOFR90A 3.250% 11/23/28 B+ 1,103,073
1,527 Connect Finco Sarl, Term Loan
B
4.264% 1-Month LIBOR 3.500% 12/12/26 B+ 1,520,568
3,977 Frontier Communications
Corp., Term Loan B
4.813% 3-Month LIBOR 3.750% 10/08/27 BB+ 3,919,226
20,743 Total Diversified Telecommunication Services 20,362,225
Electric Utilities - 0.4% (0.2% of Total Investments)
1,222 ExGen Renewables IV, LLC,
Term Loan
3.500% 3-Month LIBOR 2.500% 12/15/27 BB- 1,220,172
982 Pacific Gas & Electric Company,
Term Loan
3.813% 1-Month LIBOR 3.000% 6/23/25 BB 972,066
2,204 Total Electric Utilities 2,192,238
Electrical Equipment - 0.2% (0.1% of Total Investments)
958 Vertiv Group Corporation, Term
Loan B
3.202% 1-Month LIBOR 2.750% 3/02/27 BB- 934,743
Electronic Equipment, Instruments & Components - 1.3% (0.8% of Total Investments)
2,625 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 2,616,797
2,779 Ingram Micro Inc., Term Loan B 4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 2,774,137
1,863 TTM Technologies, Inc., Term
Loan
2.955% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,863,866
7,267 Total Electronic Equipment, Instruments & Components 7,254,800
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
939 Petroleum Geo-Services ASA,
Term Loan
8.506% 3-Month LIBOR 7.500% 3/19/24 N/R 866,942
Entertainment - 2.8% (1.7% of Total Investments)
804 AMC Entertainment Holdings,
Inc. , Term Loan B
3.488% 1-Month LIBOR 3.000% 4/22/26 B- 720,124
677 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 503,998
5,108 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 3,912,467
430 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 459,047
1,398 Diamond Sports Group, LLC,
Second Lien Term Loan, (WI/
DD)
TBD TBD TBD TBD CCC+ 474,360
585 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR30A 8.000% 5/19/26 B 596,844

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 655 Lions Gate Capital Holdings
LLC, Term Loan B
2.707% 1-Month LIBOR 2.250% 3/24/25 Ba2 $ 648,748
1,144 Springer Nature Deutschland
GmbH, Term Loan B18
3.750% 3-Month LIBOR 3.000% 8/14/26 BB+ 1,139,792
4,679 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ 4,667,505
2,830 Virgin Media Bristol LLC, Term
Loan Q
3.804% 1-Month LIBOR 3.250% 1/31/29 BB+ 2,820,633
18,310 Total Entertainment 15,943,518
Food & Staples Retailing - 0.4% (0.3% of Total Investments)
1,057 American Seafoods Group LLC,
Term Loan, First Lien
3.750% 3-Month LIBOR 2.750% 8/21/23 BB- 1,049,396
1,526 US Foods, Inc., Term Loan B 3.258% 3-Month LIBOR 2.750% 11/22/28 BB 1,518,781
2,583 Total Food & Staples Retailing 2,568,177
Food Products - 0.9% (0.6% of Total Investments)
1,165 CHG PPC Parent LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 12/08/28 B1 1,147,525
1,144 Froneri International Ltd., Term
Loan
3.014% 1-Month LIBOR 2.250% 1/31/27 B+ 1,119,076
629 H Food Holdings LLC, Term
Loan B
4.451% 1-Month LIBOR 3.688% 5/31/25 B2 603,468
59 H Food Holdings LLC, Term
Loan B3
6.000% 1-Month LIBOR 5.000% 5/31/25 B2 57,712
1,400 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 1,383,900
1,090 UTZ Quality Foods, LLC, Term
Loan B
3.764% 1-Month LIBOR 3.000% 1/20/28 B1 1,082,188
5,487 Total Food Products 5,393,869
Health Care Equipment & Supplies - 3.2% (2.0% of Total Investments)
2,662 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 2,650,980
620 Embecta Corp, Term Loan B 3.651% 3-Month LIBOR 3.000% 1/27/29 Ba3 613,466
1,065 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 1,063,269
744 Insulet Corporation, Term Loan
B
4.014% 1-Month LIBOR 3.250% 5/04/28 Ba3 744,840
11,087 Medline Borrower, LP, Term
Loan B
4.014% 1-Month LIBOR 3.250% 10/21/28 BB- 10,913,156
2,064 Viant Medical Holdings, Inc.,
Term Loan, First Lien
4.514% 1-Month LIBOR 3.750% 7/02/25 B3 1,962,934
902 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 Caa1 712,848
19,144 Total Health Care Equipment & Supplies 18,661,493
Health Care Providers & Services - 11.9% (7.5% of Total Investments)
1,441 ADMI Corp., Term Loan B2 4.139% 1-Month LIBOR 3.375% 12/23/27 B 1,421,099
2,985 AHP Health Partners, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 8/23/28 B1 2,974,747
620 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 470,637
6,922 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 6,917,780
668 DaVita, Inc. , Term Loan B 2.514% 1-Month LIBOR 1.750% 8/12/26 BBB- 659,873
352 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 351,782

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 163 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 $ 162,361
2,002 Gainwell Acquisition Corp.,
Term Loan B
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 1,999,114
398 Global Medical Response, Inc.,
Term Loan
5.250% 6-Month LIBOR 4.250% 3/14/25 B 395,594
3,456 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 3,434,648
5,994 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 5,968,073
431 MED ParentCo LP, Term Loan,
First Lien
5.014% 1-Month LIBOR 4.250% 8/31/26 B2 424,416
1,594 National Mentor Holdings, Inc.,
Term Loan
4.500% 1 + 3-Month
LIBOR
3.750% 3/02/28 B 1,535,356
55 National Mentor Holdings, Inc.,
Term Loan
3.750% 6-Month LIBOR 3.750% 3/02/28 B 53,463
25 National Mentor Holdings, Inc.,
Term Loan C
4.760% 3-Month LIBOR 3.750% 3/02/28 B 23,664
1,955 Onex TSG Intermediate Corp.,
Term Loan B
5.514% 1-Month LIBOR 4.750% 2/26/28 B 1,939,857
9,586 Parexel International
Corporation, Term Loan, First
Lien
4.264% 1-Month LIBOR 3.500% 11/15/28 B1 9,532,846
2,271 Phoenix Guarantor Inc, Term
Loan B
4.014% 1-Month LIBOR 3.250% 3/05/26 B1 2,236,680
1,980 Phoenix Guarantor Inc, Term
Loan B3
4.132% 1-Month LIBOR 3.500% 3/05/26 B1 1,952,429
234 Quorum Health Corporation,
Term Loan(5)
7.467% 3-Month LIBOR 6.500% 4/29/25 B- 190,893
8,640 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
4.499% 1-Month LIBOR 3.750% 11/16/25 B1 8,551,447
4,043 Select Medical Corporation,
Term Loan B
3.020% 1-Month LIBOR 2.250% 3/06/25 Ba2 4,016,704
7,891 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 7,829,878
2,391 Team Health Holdings, Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 2,256,977
905 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 845,438
2,630 US Radiology Specialists, Inc.,
Term Loan
6.256% 3-Month LIBOR 5.250% 12/15/27 B- 2,623,947
69,632 Total Health Care Providers & Services 68,769,703
Health Care Technology - 0.8% (0.5% of Total Investments)
297 Athenahealth, Inc., Term Loan 1.750% SOFR30A 1.750% 1/27/29 B+ 293,573
1,753 Athenahealth, Inc., Term Loan B 4.009% SOFR30A 3.500% 1/27/29 B+ 1,732,083
2,802 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.500%, PIK 8.000%)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 2,592,197
4,852 Total Health Care Technology 4,617,853
Hotels, Restaurants & Leisure - 20.1% (12.6% of Total Investments)
263 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 261,931
605 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- 281,984
2,018 Alterra Mountain Company,
Term Loan
4.264% 1-Month LIBOR 3.500% 8/17/28 B 2,006,615

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 2,181 Alterra Mountain Company,
Term Loan B1, (DD1)
3.514% 1-Month LIBOR 2.750% 7/31/24 B $ 2,172,670
931 Aramark Services, Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 3/11/25 BB+ 918,513
23,093 B.C. Unlimited Liability
Company, Term Loan B4
2.514% 1-Month LIBOR 1.750% 11/19/26 BB+ 22,695,949
10,261 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.514% 1-Month LIBOR 2.750% 12/22/24 B+ 10,225,884
1,478 Caesars Resort Collection, LLC,
Term Loan B1
4.264% 1-Month LIBOR 3.500% 7/20/25 B+ 1,473,496
1,696 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 1,673,849
1,383 Carnival Corporation, Term
Loan B, (DD1)
3.750% 3-Month LIBOR 3.000% 6/30/25 Ba2 1,366,221
1,816 Churchill Downs Incorporated,
Term Loan B1
2.764% 1-Month LIBOR 2.000% 3/17/28 BBB- 1,799,595
5,866 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B2 5,718,991
1,274 Crown Finance US, Inc., Term
Loan B1, (WI/DD)
TBD TBD TBD TBD CCC+ 1,069,580
783 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 910,176
10,213 Delta 2 (LUX) S.a.r.l., Term Loan 3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 10,187,790
4,613 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 4,380,157
9,232 Fertitta Entertainment, LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 9,201,209
929 Four Seasons Hotels Limited,
Term Loan, First Lien
2.764% 1-Month LIBOR 2.000% 11/30/23 BB+ 927,623
2,736 Hilton Grand Vacations
Borrower LLC, Term Loan B
3.698% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,727,699
7,038 Hilton Worldwide Finance, LLC,
Term Loan B2
2.375% 1-Month LIBOR 1.750% 6/21/26 BBB- 6,966,057
1,577 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 1,578,945
1,242 NASCAR Holdings, Inc, Term
Loan B
3.264% 1-Month LIBOR 2.500% 10/18/26 BB+ 1,237,829
1,170 PCI Gaming Authority, Term
Loan
3.264% 1-Month LIBOR 2.500% 5/31/26 BBB- 1,163,387
1,080 Penn National Gaming Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD BB 1,076,458
1,021 Scientific Games Holdings LP,
Term Loan B
4.175% SOFR90A 3.500% 2/04/29 BB- 1,011,704
3,958 Scientific Games International,
Inc., Term Loan
3.573% 3-Month LIBOR 3.000% 4/07/29 BB 3,945,018
2,861 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.813% 1-Month LIBOR 3.000% 8/25/28 BB- 2,824,266
7,050 Stars Group Holdings B.V. (The),
Term Loan
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 7,022,097
2,890 Station Casinos LLC, Term Loan
B
3.764% 1-Month LIBOR 2.250% 2/08/27 BB- 2,858,262
2,244 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 2,226,487
2,663 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
3.520% 1-Month LIBOR 2.750% 5/16/25 B 2,616,763
1,430 Wyndham Hotels & Resorts,
Inc., Term Loan B
2.514% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,419,547
117,595 Total Hotels, Restaurants & Leisure 115,946,752

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables - 1.1% (0.7% of Total Investments)
$ 611 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 $ 602,708
139 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 136,979
2,500 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.250% 1-Month LIBOR 3.750% 7/30/28 B 2,466,675
479 Installed Building Products,
Inc., Term Loan B
3.014% 1-Month LIBOR 2.250% 12/14/28 BB+ 478,106
1,913 Serta Simmons Bedding, LLC,
Term Loan(5)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 1,733,401
98 Serta Simmons Bedding, LLC,
Term Loan(5)
8.500% 1-Month LIBOR 7.500% 8/10/23 B 98,146
797 Weber-Stephen Products LLC,
Term Loan B
4.014% 1-Month LIBOR 3.250% 10/30/27 B+ 774,533
6,537 Total Household Durables 6,290,548
Household Products - 1.0% (0.6% of Total Investments)
1,778 Energizer Holdings, Inc., Term
Loan
2.938% 1-Month LIBOR 2.250% 12/22/27 Ba1 1,764,542
1,087 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 7/23/28 B1 1,027,285
1,659 Reynolds Consumer Products
LLC, Term Loan
2.514% 1-Month LIBOR 1.750% 2/04/27 BBB- 1,636,007
1,485 Spectrum Brands, Inc., Term
Loan
2.764% 1-Month LIBOR 2.000% 3/03/28 BBB- 1,472,006
6,009 Total Household Products 5,899,840
Independent Power And Renewable Electricity Producers - 0.2% (0.1% of Total Investments)
1,255 Vistra Operations Company
LLC, Term Loan B3, First Lien,
(DD1)
2.190% 1-Month LIBOR 1.750% 12/31/25 BBB- 1,240,699
Insurance - 4.6% (2.9% of Total Investments)
4,927 Acrisure, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 2/15/27 B 4,862,799
4,023 Alliant Holdings Intermediate,
LLC, Term Loan B
4.014% 1-Month LIBOR 3.250% 5/10/25 B 3,991,053
746 Alliant Holdings Intermediate,
LLC, Term Loan B4
4.051% 1-Month LIBOR 3.500% 11/12/27 B 742,194
3,869 Asurion LLC, Term Loan B4,
Second Lien
6.014% 1-Month LIBOR 5.250% 1/15/29 B 3,759,701
1,384 Asurion LLC, Term Loan B6 3.889% 1-Month LIBOR 3.125% 11/03/23 Ba3 1,379,471
5,649 Asurion LLC, Term Loan B8 4.014% 1-Month LIBOR 3.250% 12/23/26 Ba3 5,531,101
995 Broadstreet Partners, Inc., Term
Loan B2
4.014% 1-Month LIBOR 3.250% 1/27/27 B1 982,975
1,442 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 1,436,099
3,242 Hub International Limited, Term
Loan B
4.214% 2 + 3-Month
LIBOR
3.000% 4/25/25 B 3,204,739
690 Ryan Specialty Group, LLC,
Term Loan
3.764% 1-Month LIBOR 3.000% 9/01/27 BB- 688,855
26,967 Total Insurance 26,578,987
Interactive Media & Services - 1.2% (0.7% of Total Investments)
6,832 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 6,681,656
6,832 Total Interactive Media & Services 6,681,656

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Internet & Direct Marketing Retail - 0.6% (0.4% of Total Investments)
$ 2,475 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B $ 2,452,960
160 Medical Solutions Holdings,
Inc., Term Loan
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 158,800
840 Medical Solutions Holdings,
Inc., Term Loan, First Lien
4.506% 3-Month LIBOR 3.500% 11/01/28 B1 833,700
3,475 Total Internet & Direct Marketing Retail 3,445,460
IT Services - 4.3% (2.7% of Total Investments)
1,962 Ahead DB Holdings, LLC, Term
Loan B
4.760% 3-Month LIBOR 3.750% 10/16/27 B+ 1,953,451
312 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 313,479
1,274 KBR, Inc., Term Loan B 3.514% 1-Month LIBOR 2.750% 2/07/27 Ba1 1,274,796
1,458 Peraton Corp., Term Loan B 4.514% 1-Month LIBOR 3.750% 2/01/28 BB- 1,450,309
1,658 Perforce Software, Inc., Term
Loan B
4.514% 1-Month LIBOR 3.750% 7/01/26 B2 1,639,835
4,034 Sabre GLBL Inc., Term Loan B 2.764% 1-Month LIBOR 2.000% 2/22/24 Ba3 3,988,601
801 Science Applications
International Corporation, Term
Loan B
2.639% 1-Month LIBOR 1.875% 10/31/25 BB+ 801,707
5,059 Syniverse Holdings, Inc., Term
Loan, First Lien
6.038% 3-Month LIBOR 5.000% 3/09/23 CCC+ 5,018,922
166 Syniverse Holdings, Inc., Term
Loan, Second Lien
10.038% 3-Month LIBOR 9.000% 3/11/24 CCC- 161,632
2,097 Tempo Acquisition LLC, Term
Loan B
3.700% SOFR30A 3.000% 8/31/28 BB- 2,086,333
4,275 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
9.756% 3-Month LIBOR 8.750% 2/28/25 B- 4,376,469
1,448 WEX Inc., Term Loan 3.014% 1-Month LIBOR 2.250% 4/01/28 Ba2 1,437,130
24,544 Total IT Services 24,502,664
Leisure Products - 0.3% (0.2% of Total Investments)
674 Hayward Industries, Inc., Term
Loan
3.198% 1-Month LIBOR 2.500% 5/28/28 BB- 668,119
1,091 SRAM, LLC , Term Loan B 3.250% 3 + 6-Month
LIBOR
2.750% 5/18/28 BB- 1,083,862
1,765 Total Leisure Products 1,751,981
Life Sciences Tools & Services - 0.6% (0.4% of Total Investments)
863 Avantor Funding, Inc., Term
Loan B5
3.014% 1-Month LIBOR 2.250% 11/06/27 BB+ 858,153
931 Curia Global, Inc., Term Loan 4.514% 1 + 3-Month
LIBOR
3.750% 8/30/26 B 926,789
1,493 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,486,976
3,287 Total Life Sciences Tools & Services 3,271,918
Machinery - 2.0% (1.3% of Total Investments)
4,200 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 4,123,014
1,465 Alliance Laundry Systems LLC,
Term Loan B
4.506% 1 + 3-Month
LIBOR
3.500% 10/08/27 B 1,459,684
2,004 Gardner Denver, Inc., Term
Loan B2
1.826% 1-Week LIBOR 1.750% 2/28/27 BB+ 1,982,195
2,086 Gates Global LLC, Term Loan
B3
3.264% 1-Month LIBOR 2.500% 3/31/27 Ba3 2,050,206
1,105 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 1,083,742

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Machinery (continued)
$ 993 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 $ 964,586
11,853 Total Machinery 11,663,427
Marine - 0.5% (0.3% of Total Investments)
3,153 HGIM Corp., Exit Term Loan 7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ 3,034,212
Media - 13.6% (8.5% of Total Investments)
279 ABG Intermediate Holdings 2
LLC, Term Loan B, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 277,063
2,335 ABG Intermediate Holdings 2
LLC, Term Loan B1
4.000% SOFR90A 3.500% 12/21/28 B1 2,320,406
279 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 277,063
400 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 397,500
581 Altice Financing SA, Term Loan,
First Lien
3.794% 3-Month LIBOR 2.750% 1/31/26 B 571,094
1,489 Cable One, Inc., Term Loan B4 2.764% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,477,398
3,662 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 3,605,303
2,812 Charter Communications
Operating, LLC, Term Loan B2
2.520% 1-Month LIBOR 1.750% 2/01/27 BBB- 2,781,177
664 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 593,012
1,234 Checkout Holding Corp., Last
Out Term Loan, (cash 3.750, PIK
9.500%)
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 461,176
11,531 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 11,273,798
6,784 CSC Holdings, LLC, Term Loan 2.804% 1-Month LIBOR 2.250% 1/15/26 BB 6,677,579
3,389 CSC Holdings, LLC, Term Loan
B1
2.804% 1-Month LIBOR 2.250% 7/17/25 BB 3,333,207
6,498 CSC Holdings, LLC, Term Loan
B5
3.054% 1-Month LIBOR 2.500% 4/15/27 BB 6,392,299
502 Cumulus Media New Holdings
Inc., Term Loan B
4.750% 6-Month LIBOR 3.750% 3/31/26 B 500,270
6,927 DirecTV Financing, LLC, Term
Loan
5.764% 1-Month LIBOR 5.000% 8/02/27 BBB- 6,906,424
2,361 Dotdash Meredith Inc, Term
Loan B
4.500% SOFR30A 4.000% 12/01/28 BB- 2,344,366
970 E.W. Scripps Company (The),
Term Loan B2
3.326% 1-Month LIBOR 2.563% 5/01/26 BB 962,092
830 Gray Television, Inc., Term Loan
B
2.955% 1-Month LIBOR 2.500% 2/07/24 BB+ 828,054
850 Gray Television, Inc., Term Loan
C
2.955% 1-Month LIBOR 2.500% 1/02/26 BB+ 844,953
6,122 iHeartCommunications, Inc.,
Term Loan
3.764% 1-Month LIBOR 3.000% 5/01/26 BB- 6,080,050
597 LCPR Loan Financing LLC, Term
Loan B
4.304% 1-Month LIBOR 3.750% 10/15/28 BB+ 596,658
2,388 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.258% 3 + 6-Month
LIBOR
4.750% 7/30/28 BB+ 2,346,580
722 Mission Broadcasting, Inc.,
Term Loan B
2.955% 1-Month LIBOR 2.500% 6/03/28 BBB- 716,330
1,728 Nexstar Broadcasting, Inc.,
Term Loan B3
3.014% 1-Month LIBOR 2.250% 1/17/24 BBB- 1,724,708
1,294 Nexstar Broadcasting, Inc.,
Term Loan B4
2.955% 1-Month LIBOR 2.500% 9/19/26 BBB- 1,284,516

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 460 Outfront Media Capital LLC,
Term Loan B
2.514% 1-Month LIBOR 1.750% 11/18/26 Ba1 $ 451,614
583 Radiate Holdco, LLC, Term
Loan B
4.014% 1-Month LIBOR 3.250% 9/25/26 B1 576,243
412 Red Ventures, LLC, Term Loan
B2
3.264% 1-Month LIBOR 2.500% 11/08/24 BB+ 407,126
1,219 Sinclair Television Group Inc.,
Term Loan B2B
3.270% 1-Month LIBOR 2.500% 9/30/26 Ba2 1,178,635
1,785 Virgin Media Bristol LLC, Term
Loan N
3.054% 1-Month LIBOR 2.500% 1/31/28 BB+ 1,762,893
1,426 WideOpenWest Finance LLC,
Term Loan B
3.540% SOFR30A 3.000% 12/20/28 BB 1,424,514
7,474 Ziggo Financing Partnership,
Term Loan I
3.054% 1-Month LIBOR 2.500% 4/30/28 BB 7,334,781
80,587 Total Media 78,708,882
Multiline Retail - 0.3% (0.2% of Total Investments)
2,120 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 1,266,263
459 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 453,509
2,579 Total Multiline Retail 1,719,772
Oil, Gas & Consumable Fuels - 2.9% (1.8% of Total Investments)
858 BCP Renaissance Parent LLC,
Term Loan B3
4.500% SOFR30A 3.500% 11/01/24 B+ 851,517
3,038 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 3,020,926
220 DT Midstream, Inc, Term Loan B 2.500% 6-Month LIBOR 2.000% 6/10/28 Baa2 219,769
486 EG America LLC, Term Loan 4.999% 3-Month LIBOR 4.000% 2/05/25 B- 476,147
1,410 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 1,403,321
1,000 Freeport LNG Investments,
LLLP, Term Loan B, (WI/DD)
TBD TBD TBD TBD N/R 995,000
3,355 Gulf Finance, LLC, Term Loan,
(DD1)
7.750% 1-Month LIBOR 6.750% 8/25/26 B 3,066,730
3,258 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 3,276,512
1,830 TransMontaigne Operating
Company L.P., Term Loan B
4.054% 1-Month LIBOR 3.500% 11/05/28 BB 1,825,837
1,557 Traverse Midstream Partners
LLC, Term Loan
5.950% SOFR90A 4.250% 9/27/24 B+ 1,555,131
17,012 Total Oil, Gas & Consumable Fuels 16,690,890
Personal Products - 0.9% (0.6% of Total Investments)
1,244 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 1,219,341
145 Coty Inc., Term Loan B 2.701% 1-Month LIBOR 2.250% 4/05/25 B+ 141,885
1 Kronos Acquisition Holdings
Inc., Term Loan B
4.989% 3-Month LIBOR 3.750% 12/22/26 B2 856
5,084 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(6)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 3,808,430
6,474 Total Personal Products 5,170,512

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals - 5.1% (3.2% of Total Investments)
$ 1,939 Amneal Pharmaceuticals LLC,
Term Loan B
4.313% 1-Month LIBOR 3.500% 5/04/25 B $ 1,919,947
4,286 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 4,155,364
1,216 Catalent Pharma Solutions Inc.,
Term Loan B3
2.688% 1-Month LIBOR 2.000% 2/22/28 BBB- 1,212,804
1,152 Elanco Animal Health
Incorporated, Term Loan B
2.205% 1-Month LIBOR 1.750% 8/01/27 BBB- 1,130,807
4,961 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
5.813% 1-Month LIBOR 5.000% 3/25/28 B- 4,616,217
7,940 Jazz Financing Lux S.a.r.l., Term
Loan
4.264% 1-Month LIBOR 3.500% 5/05/28 BB+ 7,938,015
1,852 Mallinckrodt International
Finance S.A., Term Loan B(5)
6.250% 3-Month LIBOR 5.500% 2/24/25 B3 1,726,095
3,346 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(5)
6.246% 3-Month LIBOR 5.250% 9/24/24 B3 3,122,251
2,892 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 2,883,475
622 Perrigo Investments, LLC, Term
Loan B
3.140% 3-Month LIBOR 2.500% 4/05/29 Baa3 620,689
355 Perrigo Investments, LLC, Term
Loan B
3.000% 3-Month LIBOR 2.500% 4/05/29 Baa3 354,679
30,561 Total Pharmaceuticals 29,680,343
Professional Services - 2.1% (1.3% of Total Investments)
761 CHG Healthcare Services Inc.,
Term Loan
4.506% 3 + 6-Month
LIBOR
3.500% 9/30/28 B1 757,544
1,100 Creative Artists Agency, LLC ,
Term Loan B
4.514% 1-Month LIBOR 3.750% 11/26/26 B 1,097,180
3,030 Dun & Bradstreet Corporation
(The), Term Loan
3.918% 1-Month LIBOR 3.250% 2/08/26 BB+ 3,011,093
1,451 EAB Global, Inc., Term Loan 4.739% 1-Month LIBOR 3.500% 8/16/28 B2 1,434,853
2,064 Nielsen Finance LLC, Term
Loan B4
2.488% 1-Month LIBOR 2.000% 10/04/23 BBB- 2,063,866
900 Physician Partners LLC, Term
Loan
4.800% SOFR30A 4.000% 2/01/29 B 894,002
2,981 Verscend Holding Corp., Term
Loan B
4.764% 1-Month LIBOR 4.000% 8/27/25 BB- 2,977,695
12,287 Total Professional Services 12,236,233
Road & Rail - 2.3% (1.5% of Total Investments)
1,683 First Student Bidco Inc, Term
Loan B
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,654,311
622 First Student Bidco Inc, Term
Loan C
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 611,984
2,450 Genesee & Wyoming Inc.
(New), Term Loan
3.006% 3-Month LIBOR 2.000% 12/30/26 BB+ 2,432,385
2,652 Hertz Corporation, (The), Term
Loan B
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 2,645,291
504 Hertz Corporation, (The), Term
Loan C
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 502,632
555 Uber Technologies, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 2/25/27 Ba3 553,493
2,883 Uber Technologies, Inc., Term
Loan B, First Lien
4.264% 1-Month LIBOR 3.500% 4/04/25 Ba3 2,876,556
2,166 XPO Logistics, Inc., Term Loan
B
2.202% 1-Month LIBOR 1.750% 2/23/25 Baa3 2,152,308
13,515 Total Road & Rail 13,428,960

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Semiconductors & Semiconductor Equipment - 1.4% (0.8% of Total Investments)
$ 6,938 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC $ 3,291,708
864 CMC Materials, Inc., Term Loan
B1
2.813% 1-Month LIBOR 2.000% 11/15/25 BBB- 862,053
1,250 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 1,251,956
1,971 ON Semiconductor
Corporation, Term Loan B
2.764% 1-Month LIBOR 2.000% 9/19/26 Baa3 1,965,572
497 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- 496,070
11,520 Total Semiconductors & Semiconductor Equipment 7,867,359
Software - 14.9% (9.4% of Total Investments)
1,315 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 1,313,967
3,610 Banff Merger Sub Inc, Term
Loan
4.514% 1-Month LIBOR 3.750% 10/02/25 B2 3,570,284
919 Camelot U.S. Acquisition 1 Co.,
Term Loan B
3.764% 1-Month LIBOR 3.000% 10/31/26 B1 908,802
663 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 655,736
2,177 Ceridian HCM Holding Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 4/30/25 B+ 2,154,999
3,000 DTI Holdco, Inc., Term Loan 4.750% 3-Month LIBOR 4.750% 4/21/29 B2 2,947,500
597 Dynatrace LLC, Term Loan, First
Lien
3.014% 1-Month LIBOR 2.250% 8/23/25 BB+ 596,391
6,842 Epicor Software Corporation,
Term Loan
4.014% 1-Month LIBOR 3.250% 7/31/27 B2 6,807,897
4,534 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 BB- 4,409,454
4,073 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.764% 1-Month LIBOR 4.000% 12/01/27 B- 4,065,042
674 Greenway Health, LLC, Term
Loan, First Lien
4.756% 3-Month LIBOR 3.750% 2/16/24 B- 632,622
5,500 Informatica LLC, Term Loan B 3.563% 1-Month LIBOR 2.750% 10/14/28 BB- 5,439,830
862 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 736,935
2,111 MA FinanceCo., LLC, Term
Loan B
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 2,101,454
1,990 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 1,965,125
2,489 McAfee, LLC, Term Loan B 4.500% SOFR30A 4.000% 2/03/29 BB+ 2,426,520
480 Mitnick Corporate Purchaser
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 479,520
6,000 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 5,908,740
2,488 Polaris Newco LLC, Term Loan
B
4.764% 1-Month LIBOR 4.000% 6/04/28 B2 2,465,734
495 Project Ruby Ultimate Parent
Corp., Term Loan
4.014% 1-Month LIBOR 3.250% 3/10/28 B 490,669
3,269 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 3,221,148
2,080 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ 2,049,989
5,870 Seattle Spinco, Inc., Term Loan
B3
3.514% 1-Month LIBOR 2.750% 6/21/24 BB+ 5,815,455
4,724 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR90A 4.000% 1/14/27 BB+ 4,684,696
2,890 Sophia, L.P., Term Loan B 4.256% 3-Month LIBOR 3.250% 10/07/27 B2 2,861,352
1,212 SS&C European Holdings Sarl,
Term Loan B4
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,197,278

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 1,493 SS&C Technologies Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ $ 1,474,882
409 SS&C Technologies Inc., Term
Loan B6
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 406,446
546 SS&C Technologies Inc., Term
Loan B7
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 542,761
1,631 Tibco Software Inc., Term Loan
B3
4.520% 1-Month LIBOR 3.750% 7/03/26 B+ 1,628,736
1,929 Ultimate Software Group Inc
(The), Term Loan, (DD1)
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 1,911,498
975 Ultimate Software Group Inc
(The), Term Loan B
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 971,549
1,493 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 1,476,120
380 Zelis Healthcare Corporation,
Term Loan
3.500% 1-Month LIBOR 3.500% 9/30/26 B 377,627
2,395 Zelis Healthcare Corporation,
Term Loan
3.955% 1-Month LIBOR 3.500% 9/30/26 B 2,383,696
2,079 Zelis Healthcare Corporation,
Term Loan B
3.955% 1-Month LIBOR 3.500% 9/30/26 B 2,066,485
3,071 ZoomInfo LLC, Term Loan B 3.764% 1-Month LIBOR 3.000% 2/01/26 BB+ 3,062,493
87,265 Total Software 86,209,432
Specialty Retail - 3.9% (2.5% of Total Investments)
1,188 Academy, Ltd., Term Loan 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- 1,176,862
1,250 Avis Budget Car Rental, LLC,
Term Loan C
4.300% SOFR30A 3.500% 3/15/29 BB+ 1,249,225
510 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 505,538
1,752 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 1,483,410
1,422 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 1,346,037
523 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 494,919
262 LBM Acquisition LLC, Term
Loan B2
4.989% 3-Month LIBOR 3.750% 12/18/27 B+ 248,081
1,728 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 1,708,684
9,339 PetSmart, Inc., Term Loan B 4.989% 3-Month LIBOR 3.750% 2/12/28 BB- 9,274,049
2,985 Restoration Hardware, Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 10/15/28 BB 2,877,585
534 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 515,651
768 Staples, Inc., Term Loan 5.317% 3-Month LIBOR 5.000% 4/12/26 B 738,171
1,028 Wand NewCo 3, Inc., Term
Loan
3.764% 1-Month LIBOR 3.000% 2/05/26 B2 984,185
23,289 Total Specialty Retail 22,602,397
Technology Hardware, Storage & Peripherals - 0.1% (0.1% of Total Investments)
780 NCR Corporation, Term Loan 3.740% 3-Month LIBOR 2.500% 8/28/26 BB+ 760,500
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
1,934 Birkenstock GmbH & Co. KG,
Term Loan B
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 1,882,396
381 New Trojan Parent, Inc., Term
Loan, First Lien
4.014% 1 + 3-Month
LIBOR
3.250% 1/06/28 B 367,851
275 Samsonite International S.A.,
Term Loan B2
3.764% 1-Month LIBOR 3.000% 4/25/25 BB- 272,970
2,590 Total Textiles, Apparel & Luxury Goods 2,523,217

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Thrifts & Mortgage Finance - 0.1% (0.0% of Total Investments)
$ 2,305 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A N/A 6/30/22 N/R $ 461,025
Trading Companies & Distributors - 0.9% (0.6% of Total Investments)
2,265 Core & Main LP, Term Loan B 3.198% 1-Month LIBOR 2.500% 6/10/28 Ba3 2,235,518
1,465 Resideo Funding Inc., Term
Loan
2.810% 1 + 3-Month
LIBOR
2.250% 2/12/28 BBB- 1,462,453
1,472 Univar Solutions USA Inc., Term
Loan B6
2.514% 1-Month LIBOR 1.750% 6/03/28 BBB- 1,469,384
5,202 Total Trading Companies & Distributors 5,167,355
Transportation Infrastructure - 0.6% (0.4% of Total Investments)
2,091 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 2,064,186
1,347 KKR Apple Bidco, LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 9/23/28 B+ 1,334,418
3,438 Total Transportation Infrastructure 3,398,604
Wireless Telecommunication Services - 1.2% (0.7% of Total Investments)
1,191 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 0.000% 4/30/28 B 1,181,323
4,750 Intelsat Jackson Holdings S.A.,
Term Loan B(5)
4.920% SOFR180A 4.250% 1/27/29 BB- 4,622,344
995 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% SOFR30A +
3-Month LIBOR
3.750% 6/02/28 B 988,270
6,936 Total Wireless Telecommunication Services 6,791,937
$ 806,641 Total Variable Rate Senior Loan Interests (cost $794,128,119) 783,457,082
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 89,691,148 CORPORATE BONDS - 15.5% (9.7% of Total Investments)
X 89,691,148
Airlines - 0.2% (0.1% of Total Investments)
$ 1,006 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 $ 923,005
Auto Components - 0.8% (0.5% of Total Investments)
2,740 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 2,443,340
2,025 Adient US LLC, 144A 9.000% 4/15/25 BB+ 2,106,000
4,765 Total Auto Components 4,549,340
Chemicals - 0.2% (0.2% of Total Investments)
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,353,465
Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
2,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 1,706,980
1,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 896,350
691 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 662,496
3,691 Total Commercial Services & Supplies 3,265,826
Communications Equipment - 1.6% (1.0% of Total Investments)
7,500 Avaya Inc, 144A 6.125% 9/15/28 BB 6,958,150
1,500 Commscope Inc, 144A 8.250% 3/01/27 B3 1,275,000
1,000 CommScope Technologies LLC, 144A 5.000% 3/15/27 B3 785,000
10,000 Total Communications Equipment 9,018,150

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Diversified Telecommunication Services - 0.8% (0.5% of Total Investments)
$ 3,905 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ $ 3,739,038
845 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 BB 804,862
4,750 Total Diversified Telecommunication Services 4,543,900
Electric Utilities - 0.0% (0.0% of Total Investments)
4,250 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 5,313
4,250 Total Electric Utilities 5,313
Electronic Equipment, Instruments & Components - 0.2% (0.2% of Total Investments)
1,500 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 1,395,000
Entertainment - 1.3% (0.8% of Total Investments)
4,989 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 4,178,637
2,625 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 971,250
3,950 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 819,625
1,590 Univision Communications Inc, 144A 9.500% 5/01/25 B+ 1,657,305
13,154 Total Entertainment 7,626,817
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.4% of Total Investments)
3,880 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 3,947,900
Health Care Providers & Services - 2.4% (1.5% of Total Investments)
1,940 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 2,005,572
375 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 BB- 388,485
165 HCA Inc 5.375% 2/01/25 Baa3 169,744
5,350 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 4,948,750
4,035 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 3,449,925
1,750 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 1,491,420
1,365 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 1,354,762
171 Tenet Healthcare Corp 4.625% 7/15/24 BB- 170,535
15,151 Total Health Care Providers & Services 13,979,193
Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
1,006 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 1,016,935
IT Services - 0.2% (0.1% of Total Investments)
1,490 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,311,200
Media - 1.7% (1.1% of Total Investments)
1,250 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 1,178,125
625 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 589,812
2,120 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 1,946,478
1,481 iHeartCommunications Inc 8.375% 5/01/27 B- 1,466,609
3,080 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 2,879,800
5 iHeartCommunications Inc 6.375% 5/01/26 BB- 4,630
1,751 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,562,767
10,312 Total Media 9,628,221

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Metals & Mining - 0.2% (0.1% of Total Investments)
$ 1,220 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ $ 1,226,100
Oil, Gas & Consumable Fuels - 3.6% (2.2% of Total Investments)
879 Baytex Energy Corp, 144A 5.625% 6/01/24 BB- 874,605
2,300 Callon Petroleum Co 6.125% 10/01/24 B 2,270,698
4,200 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 4,173,750
1,480 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,469,832
900 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 925,713
1,275 Laredo Petroleum Inc 9.500% 1/15/25 B 1,306,875
1,050 Matador Resources Co 5.875% 9/15/26 BB- 1,030,827
3,970 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 3,740,078
350 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 CCC+ 324,625
350 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC+ 293,125
350 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 293,618
1,350 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB 1,399,532
2,625 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 B 2,310,000
242 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 233,663
21,321 Total Oil, Gas & Consumable Fuels 20,646,941
Personal Products - 0.0% (0.0% of Total Investments)
295 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 B2 261,075
Pharmaceuticals - 0.5% (0.3% of Total Investments)
860 Bausch Health Cos Inc, 144A 6.125% 4/15/25 B 862,529
1,755 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 1,384,835
831 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 357,330
329 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 300,173
3,775 Total Pharmaceuticals 2,904,867
Software - 0.3% (0.2% of Total Investments)
2,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 1,789,400
Specialty Retail - 0.0% (0.0% of Total Investments)
300 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 CCC+ 298,500
$ 105,291 Total Corporate Bonds (cost $96,812,181) 89,691,148
Shares Description (1) Value
X 21,515,447 COMMON STOCKS - 3.7% (2.3% of Total Investments)
X 21,515,447
Banks - 0.0% (0.0% of Total Investments)
30,335 iQor US Inc (7),(8) $ 212,345
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,723 TNT Crane & Rigging Inc (7),(8) 20,676
3,055 TNT Crane & Rigging Inc (7),(8) 2,368
Total Construction & Engineering 23,044
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
18,448 Cengage Learning Holdings II Inc (7),(8) 295,168
Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
24,553 Windstream Services PE LLC (7),(8) 405,125
18,781 Windstream Services PE LLC (7),(8) 298,937
Total Diversified Telecommunication Services 704,062

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Shares Description (1) Value
Energy Equipment & Services - 0.1% (0.1% of Total Investments)
83,230 Transocean Ltd (8) $ 312,945
7,777 Vantage Drilling International (7),(8) 106,933
Total Energy Equipment & Services 419,878
Entertainment - 0.0% (0.0% of Total Investments)
26,045 Metro-Goldwyn-Mayer Inc (7),(8) 109,832
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
68,990 Millennium Health LLC (6),(8) 10,076
64,762 Millennium Health LLC (6),(8) 2,977
Total Health Care Providers & Services 13,053
Hotels, Restaurants & Leisure - 0.1% (0.0% of Total Investments)
138,556 24 Hour Fitness Worldwide Inc (7) 138,556
291,314 24 Hour Fitness Worldwide Inc (7),(8) 118,856
Total Hotels, Restaurants & Leisure 257,412
Independent Power And Renewable Electricity Producers - 1.0% (0.6% of Total Investments)
91,757 Energy Harbor Corp (7),(8),(9) 5,935,577
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
17,539 Catalina Marketing Corp (7),(8) 3,069
Marine - 0.0% (0.0% of Total Investments)
860 ACBL HLDG CORP (7),(8) 21,214
Media - 0.0% (0.0% of Total Investments)
8 Cumulus Media Inc, Class A (8) 110
1,973,746 Hibu plc (7),(8) 9,869
45,942 Tribune Co, Class C (7),(8) 459
Total Media 10,438
Multiline Retail - 0.0% (0.0% of Total Investments)
274 Belk Inc (7),(8) 2,740
Oil, Gas & Consumable Fuels - 2.2% (1.4% of Total Investments)
9,955 California Resources Corp 400,291
79,375 Fieldwood Energy LLC (7),(8) 10,279,062
31,131 Whiting Petroleum Corp 2,274,120
Total Oil, Gas & Consumable Fuels 12,953,473
Professional Services - 0.1% (0.1% of Total Investments)
103,578 Skillsoft Corp (8) 554,142
Total Common Stocks (cost $30,674,695) 21,515,447
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 8,766,761 ASSET-BACKED SECURITIES - 1.5% (1.0% of Total Investments)
X 8,766,761
$ 500 Battalion CLO XI Ltd (3-Month LIBOR reference rate +
6.850% spread)(10)
6.974% 4/24/34 Ba3 $ 479,107
1,200 Dryden 50 Senior Loan Fund (3-Month LIBOR reference
rate + 6.260% spread)(10)
7.304% 7/15/30 Ba3 1,172,862
2,000 Flatiron CLO 19 Ltd (3-Month LIBOR reference rate +
6.100% spread)(10)
6.559% 11/16/34 BB- 1,904,780
1,250 Gilbert Park CLO Ltd (3-Month LIBOR reference rate +
6.400% spread)(10)
7.444% 10/15/30 Ba3 1,222,852
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread)(10)
6.899% 10/29/29 BB- 479,807

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
$ 1,000 KKR CLO 30 Ltd (3-Month LIBOR reference rate + 6.400%
spread)(10)
7.444% 10/17/31 Ba3 $ 971,194
500 Magnetite XXVII Ltd (3-Month LIBOR reference rate +
6.000% spread)(10)
7.063% 10/20/34 Ba3 477,104
600 Neuberger Berman Loan Advisers CLO 28 Ltd (3-Month
LIBOR reference rate + 5.600% spread)(10)
6.663% 4/20/30 BB- 572,413
1,500 Neuberger Berman Loan Advisers CLO 48 Ltd (CME Term
SOFR 3 Month reference rate + 3.200% spread)(10)
3.928% 4/25/36 BBB- 1,486,642
$ 9,050 Total Asset-Backed Securities (cost $9,036,952) 8,766,761
Shares Description (1) Value
X 5,446,656 WARRANTS - 1.0% (0.6% of Total Investments)
X 5,446,656
Entertainment - 0.0% (0.0% of Total Investments)
224,650 Cineworld Warrant (7) $ 24,712
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
17,906 American Commercial Barge Line LLC (7) 6,267
Marine - 0.1% (0.0% of Total Investments)
2,558 ACBL HLDG CORP (7) 104,878
3,363 ACBL HLDG CORP (7) 79,592
904 ACBL HLDG CORP (7) 22,299
23,541 American Commercial Barge Line LLC (7) 5,885
Total Marine 212,654
Oil, Gas & Consumable Fuels - 0.9% (0.6% of Total Investments)
439 California Resources Corp 5,257
35,665 Fieldwood Energy LLC (7) 4,618,618
50,519 Fieldwood Energy LLC (7) 328,374
26,231 Fieldwood Energy LLC (7) 249,194
Total Oil, Gas & Consumable Fuels 5,201,443
Software - 0.0% (0.0% of Total Investments)
21,002 Avaya Holdings Corp (7) 1,575
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
3 Intelsat SA/Luxembourg (7) 5
Total Warrants (cost $2,903,491) 5,446,656
Shares Description (1) Coupon Ratings (4) Value
427,672 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 427,672
Communications Equipment - 0.0% (0.0% of Total Investments)
21,483 Riverbed Technology, Inc. (7),(8) 0.000% N/R $ 201,403

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (4) Value
Marine - 0.1% (0.1% of Total Investments)
3,642 ACBL HLDG CORP (7),(8) 0.000% N/R $ 150,535
3,200 ACBL HLDG CORP (7),(8) 0.000% N/R 75,734
Total Marine 226,269
Total Convertible Preferred Securities (cost $568,614) 427,672
Total Long-Term Investments (cost $934,124,052) 909,304,766
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  1.9% (1.2% of Total Investments)
X 11,158,814 INVESTMENT COMPANIES - 1.9% (1.2% of Total Investments)
X 11,158,814
11,158,814 BlackRock Liquidity Funds T-Fund Portfolio 0.305%(11) $ 11,158,814
Total Investment Companies (cost $11,158,814) 11,158,814
Total Short-Term Investments (cost $11,158,814) 11,158,814
Total Investments (cost $ 945,282,866 ) - 159 .5% 920,463,580
Borrowings - (41.3)% (12),(13) (238,400,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (17.2)%(14) (99,366,034)
Other Assets Less Liabilities - (1.0)% (5,529,903)
Net Assets Applicable to Common Shares - 100% $ 577,167,643
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 779,648,652 $ 3,808,430 * $ 783,457,082
Corporate Bonds – 89,691,148 – 89,691,148
Common Stocks 3,541,608 17,960,786
**
13,053 * 21,515,447
Asset-Backed Securities – 8,766,761 – 8,766,761
Warrants 5,257 5,441,399
**
– 5,446,656
Convertible Preferred Securities – 427,672
**
– 427,672
Short-Term Investments:
Investment Companies 11,158,814 – – 11,158,814
Total
$ 14,705,679 $ 901,936,418 $ 3,821,483 $ 920,463,580
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $4,035,068 $869,850 $8,755
Gains (losses):
Net realized gains (losses) 52 (77,571) -
Change in net unrealized appreciation (depreciation) (272,705) (222,257) 3,397
Purchases at cost (2,338) - -
Sales at proceeds (39,178) - -
Net discounts (premiums) 87,531 - -
Transfers into - - -
Transfers (out of) - (556,969) (12,152)
Balance at the end of period $3,808,430 $13,053 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(272,705) $(119,572) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $554,142 $- $2,827 $- $- $(556,969)
Warrants - - 12,152 - - (12,152)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(10) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total investments is 25.9%.
(13) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.8%.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JFR
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.